                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05554

Morgan Stanley California Tax-Free Daily Income Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)                    (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: December 31, 2005

Date of reporting period: June 30, 2005

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley California Tax-Free Daily Income Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.
Market forecasts provided in this report may not necessarily come to pass. There is no assurance that a mutual fund will achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Please see the prospectus for more complete information on investment risks.

Fund Report
For the six months ended June 30, 2005

Market Conditions

Against the backdrop of economic improvement and rising oil prices, the Federal Open Market Committee (the "Fed") raised the federal funds target rate in each of its four meetings during the six-month reporting period. Through this "measured" series of 25 basis point increases, the Fed brought the federal funds target rate from 2.25 percent at the start of the period to 3.25 percent at the close. The yields of short-term instruments rose in response to the Fed's actions. Within the municipal money market, variable-rate securities performed particularly well. Variable-rate securities quickly adjust their yields in response to changes in interest rates, a desirable characteristic in a rising-rate environment.

The State of California continued to show signs of improvement. Unemployment moved downward, while residential real estate markets strengthened. The California government's measures to stem budget deficits have been met with approval by investors, while growth in personal and corporate income taxes has also contributed to a more stable credit outlook. However, the State still faces many challenges to achieving fiscal balance. For example, tax reforms could curtail revenues and the prospect of steep future Medicaid outlays cast a shadow.

Performance Analysis

As of June 30, 2005, California Tax-Free Daily Income Trust had net assets of approximately $182 million and an average portfolio maturity of 19 days. For the six-month period ended June 30, 2005, the Fund provided a total return of 0.78 percent. For the seven-day period ended June 30, 2005, the Fund provided an effective annualized yield of 1.83 percent and a current yield of 1.81 percent, while its 30-day moving average yield for June was 1.73 percent. Past performance is no guarantee of future results.

We continue to manage the Fund conservatively in anticipation of continued interest-rate increases. We favored securities with daily or weekly rate reset features; this strategy positioned the Fund to benefit speedily as rates increased. Additionally, within the Fund's fixed-rate portfolio, we emphasized commercial paper with maturities of one to three months and to a lesser extent, municipal notes and bonds in the six-to-nine month range. Meanwhile, we decreased exposure to notes with one-year maturities, to avoid hindering the Fund's ability to redeploy assets in higher yielding securities as they came to market. We sought opportunities in financings for smaller municipalities whose issues often offered more attractive yields than those of larger municipal government entities.

PORTFOLIO COMPOSITION
Variable Rate Municipal Obligations	82.6%
Municipal Notes	8.9
Tax-Exempt Commercial Paper	8.5

MATURITY SCHEDULE
1 - 30 Days	89.5%
31 - 60 Days	2.7
61 - 90 Days	5.9
91 - 120 Days	—
121+ Days	1.9

Data as of June 30, 2005. Subject to change daily. All percentages for portfolio composition and maturity schedule are as a percentage of total investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80% of its net assets in high quality, short-term securities that are municipal obligations that pay interest exempt from federal and California income taxes. The Fund's "Investment Adviser," Morgan Stanley Investment Advisors Inc., seeks to maintain the Fund's share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

For More Information About
Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public Web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 01/01/05 – 06/30/05.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	EXPENSES PAID DURING PERIOD*
	01/01/05	06/30/05	01/01/05 – 06/30/05
Actual (0.78% return)	$1,000.00	$1,007.80	$3.04
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.77	$3.06

*	Expenses are equal to the Fund's annualized expense ratio of 0.61% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratio would have been 0.73%.

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities. (The Investment Adviser and the Administrator together are referred to as the "Adviser" and the Advisory and Administration Agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and investment advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the Fund's performance for the one-, three- and five-year periods ended November 30, 2004, as shown in reports provided by Lipper (the "Lipper Reports"), compared to the performance of comparable funds selected by Lipper (the "performance peer group"), and noted that the Fund's performance was lower than its performance peer group average for all three periods. The Board considered that the Fund's performance, relative to its performance peer group, has improved as the gap between the Fund's performance and the average of its performance peer group has narrowed from the five- to the three- to the one-year period. The Board concluded that the Fund's performance was improving and could reasonably be expected to be competitive with its performance peer group.

Fees Relative to Other Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fees (together, the "management fee") paid by the Fund under the Management Agreement. The Board noted that the rate was comparable to the management fee rates charged by the Adviser to any other funds it manages with investment strategies comparable to those of the Fund.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and total expense ratio of the Fund. The Board noted that: (i) the Fund's management fee rate was lower than the average management fee rate for funds, selected by Lipper (the "expense peer group"), managed by other advisers, with investment strategies comparable to those of the Fund, as shown in the Lipper Report for this Fund; and (ii) the Fund's total expense ratio was equal to the average total expense ratio of the funds included in the Fund's expense peer group. The Board concluded that the management fee and total expense ratio were competitive with its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Fund's management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Fund's management fee and noted that the fee, as a percentage of the Fund's net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Fund's management fee would reflect economies of scale as assets increase.

Profitability of Adviser and Affiliates

The Board considered and reviewed information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last two years from their relationship with the Fund and the Morgan Stanley Fund Complex and reviewed with the Controller of the Adviser the cost allocation methodology used to determine the Adviser's profitability. Based on their review of the information they received, the Board concluded that the profits earned by the Adviser and its affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

Fall-Out Benefits

The Board considered so-called "fall-out benefits" derived by the Adviser and its affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as "float" benefits derived from handling of checks for purchases and redemptions of Fund shares through a broker-dealer affiliate of the Adviser. The Board considered the float benefits and concluded that they were relatively small. The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board concluded that the float benefits were relatively small and that the 12b-1 fees were competitive with those of other broker-dealer affiliates of investment advisers of mutual funds.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits from commissions paid to brokers who execute securities transactions for the Fund ("soft dollars"). The Board noted that the Fund invests only in fixed income securities, which do not generate soft dollars.

Adviser Financially Sound and Financially Capable of Meeting the Fund's Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser's operations remain profitable, although increased expenses in recent years have reduced the Adviser's profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Fund and the Adviser

The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

Morgan Stanley California Tax-Free Daily Income Trust

Portfolio of Investments June 30, 2005 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE†	DEMAND DATE*	VALUE
	California Tax-Exempt Short-Term Variable Rate Municipal Obligations (85.0%)
	ABAG Finance Authority for Nonprofit Corporations,
$2,000	Computer History Museum Ser 2002	2.40%	07/08/05	$2,000,000
4,500	Episcopal Homes Foundation Ser 2000 COPs	2.38	07/08/05	4,500,000
4,900	California, Ser 2004 A-9	2.27	07/08/05	4,900,000
	California Department of Water Resources,
6,100	Power Supply Ser B Subser B-1	2.22	07/01/05	6,100,000
1,000	Power Supply Ser B Subser B-2	2.48	07/01/05	1,000,000
1,000	Power Supply Ser B Subser B-6	2.20	07/01/05	1,000,000
1,150	California Economic Recovery, Ser 2004 C-21 (XLCA)	2.28	07/08/05	1,150,000
	California Educational Facilities Authority,
6,000	California Institute of Technology Ser 1994	2.25	07/08/05	6,000,000
8,275	Stanford University Ser L-2	2.15	07/08/05	8,275,000
3,000	University of San Francisco Ser 2003	2.30	07/08/05	3,000,000
1,200	California Health Facilities Financing Authority, Adventist Health System/West 1998 Ser B (MBIA)	2.22	07/01/05	1,200,000
	California Statewide Communities Development Authority,
2,000	Chabad of California Ser 2004	2.23	07/08/05	2,000,000
2,600	Masters College Ser 2002	2.51	07/08/05	2,600,000
7,170	California Transit Finance Authority, Ser 1997 (FSA)	2.35	07/08/05	7,170,000
5,000	East Bay Municipal Utility District, Wastewater Sub Ser 2005 (XLCA)	2.23	07/08/05	5,000,000
7,000	Fresno, Sewer System Sublien Ser 2000 A (FGIC)	2.20	07/08/05	7,000,000
2,100	Hillsborough, Refg Ser 2000 A COPs	2.27	07/08/05	2,100,000
6,714	Irvine Assessment District No 03-19 Ser A & No 87-8, Improvement Bond Act 1915 & 1915 Ser A	2.20	07/01/05	6,714,000
5,000	Los Angeles Community Redevelopment Agency, Grand Promenade Ser 2002	2.22	07/08/05	5,000,000
3,700	Los Angeles County Metropolitan Transportation Authority, Prop C Sales Tax 2nd Ser 2004-A Eagle #20040046 (MBIA)	2.31	07/08/05	3,700,000
	Los Angeles Department of Water & Power,
4,400	Power System 2002 Ser A Subser A-8	2.27	07/08/05	4,400,000
1,000	Water System 2001 Ser B Subser B-2	2.20	07/01/05	1,000,000
5,000	Mountain View, Villa Mariposa Multifamily 1985 Ser A	2.29	07/08/05	5,000,000
9,600	Oakland-Alameda County Coliseum Authority, Oakland Coliseum 2000 Refg Ser C-2	2.23	07/08/05	9,600,000
7,000	Orange County Housing Authority, Oasis Martinique Refg 1998 Issue I	2.23	07/08/05	7,000,000
3,700	Orange County Sanitation District, Ser 2000 B COPs	2.20	07/01/05	3,700,000
5,000	Pasadena City, Hall & Park Improvement Ser 2003 COPs (Ambac)	2.27	07/08/05	5,000,000

See Notes to Financial Statements

Morgan Stanley California Tax-Free Daily Income Trust

Portfolio of Investments June 30, 2005 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE†	DEMAND DATE*	VALUE
$2,700	Pittsburg Redevelopment Agency, Los Medanos Community Development Sub 2004 Ser A (Ambac)	2.25%	07/01/05	$2,700,000
7,000	Pomona Redevelopment Agency, Park & Plaza Apartments Ser 1998 A	2.22	07/08/05	7,000,000
3,800	Poway Unified School District, Ser 2004 COPs (FSA)	2.20	07/08/05	3,800,000
4,000	Rancho Water District Financing Authority, Ser 2001 B (FGIC)	2.17	07/08/05	4,000,000
2,500	Roaring Fork Municipal Products, California Economic Recovery Class A Certificates Ser 2004-4 (FGIC)	2.26	07/08/05	2,500,000
6,000	San Francisco City & County Redevelopment Agency, Bayside Village Multifamily Ser 1985 A	2.24	07/08/05	6,000,000
2,500	San Jacinto Unified School District, Ser 1998 COPs (FSA)	2.20	07/08/05	2,500,000
2,200	Snowline Joint Unified School District, Ser 2005 COPs (FSA)	2.30	07/08/05	2,200,000
4,110	Turlock Irrigation District, Ser 1988 A	2.30	07/08/05	4,110,000
3,525	Yucaipa Valley Water District, Water System Ser 2004 COPs ROCs II-R Ser 2130 (MBIA)	2.31	07/08/05	3,525,000
	Total California Tax-Exempt Short-Term Variable Rate Municipal Obligations (Cost $154,444,000)			154,444,000

		COUPON RATE	MATURITY DATE	YIELD TO MATURITY ON DATE OF PURCHASE
	California Tax-Exempt Commercial Paper (8.8%)
8,000	Los Angeles County Metropolitan Transportation Authority, 2nd Sub Sales Tax Ser A	2.60%	09/07/05	2.60%	8,000,000
3,001	Riverside County Transportation Commission, Ser B	2.54	09/14/05	2.54	3,001,000
5,000	San Diego County Water Authority, Ser 1	2.73	08/29/05	2.73	5,000,000
	Total California Tax-Exempt Commercial Paper (Cost $16,001,000)				16,001,000
	California Tax-Exempt Short-Term Municipal Notes (9.1%)
	California School Cash Reserve Program Authority,
6,000	2004 Pool Ser A, dtd 07/06/04	3.00	07/06/05	1.60	6,001,132
1,500	2005 Pool Ser A, dtd 07/06/05 (WI)	4.00	07/06/06	2.60	1,520,460
1,270	Placentia, Ser 2005 TRANs, dtd 07/01/05 (WI)	3.75	06/30/06	2.80	1,281,697
4,000	Sacramento County, 2004 Ser A TRANs, dtd 07/01/04	3.00	07/11/05	1.65	4,001,455
1,500	Santa Cruz County, 2004-2005 A TRANs, dtd 07/07/04	3.00	07/06/05	1.62	1,500,279

See Notes to Financial Statements

Morgan Stanley California Tax-Free Daily Income Trust

Portfolio of Investments June 30, 2005 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	YIELD TO MATURITY ON DATE OF PURCHASE	VALUE
$750	Selma, Ser 2005 TRANs, dtd 07/01/05 (WI)	4.00%	06/30/06	2.80%	$758,730
1,500	Victor Valley Joint Union High School District, Ser 2004 TRANs, dtd 07/22/04	2.75	07/21/05	1.65	1,500,889
	Total California Tax-Exempt Short-Term Municipal Notes (Cost $16,564,642)				16,564,642
	Total Investments (Cost $187,009,642) (a) (b)			102.9%	187,009,642
	Liabilities in Excess of Other Assets			(2.9)	(5,210,386)
	Net Assets			100.0%	$181,799,256

COPs	Certificates of Participation.
ROCs	Reset Option Certificates.
TRANs	Tax and Revenue Anticipation Notes.
WI	Security purchased on a when-issued basis.
†	Rate shown is the rate in effect at June 30, 2005.
*	Date on which the principal amount can be recovered through demand.
(a)	Securities have been designated as collateral in an amount equal to $3,560,887 in connection with the purchase of when-issued securities.
(b)	Cost is the same for federal income tax purposes.
Bond Insurance:
Ambac	Ambac Assurance Corporation.
FGIC	Financial Guaranty Insurance Company.
FSA	Financial Security Assurance Inc.
MBIA	Municipal Bond Investors Assurance Corporation.
XLCA	XL Capital Assurance Inc.

See Notes to Financial Statements

Morgan Stanley California Tax-Free Daily Income Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2005 (unaudited)

Assets:
Investments in securities, at value (cost $187,009,642)	$187,009,642
Cash	184,292
Interest receivable	770,987
Prepaid expenses and other assets	13,969
Total Assets	187,978,890
Liabilities:
Payable for:
Investments purchased	3,560,887
Shares of beneficial interest redeemed	2,441,780
Investment advisory fee	48,671
Distribution fee	15,446
Administration fee	7,723
Accrued expenses and other payables	105,127
Total Liabilities	6,179,634
Net Assets	$181,799,256
Composition of Net Assets:
Paid-in-capital	$181,797,262
Accumulated undistributed net investment income	1,994
Net Assets	$181,799,256
Net Asset Value Per Share, 181,789,427 shares outstanding (unlimited shares authorized of $.01 par value)	$1.00

See Notes to Financial Statements

Morgan Stanley California Tax-Free Daily Income Trust

Financial Statements continued

Statement of Operations

For the six months ended June 30, 2005 (unaudited)

Net Investment Income:
Interest Income	$2,019,596
Expenses
Investment advisory fee	422,549
Distribution fee	93,900
Administration fee	46,950
Transfer agent fees and expenses	45,736
Professional fees	32,826
Shareholder reports and notices	24,176
Custodian fees	5,602
Trustees' fees and expenses	4,789
Registration fees	4,083
Other	6,457
Total Expenses	687,068
Less: amounts waived	(118,310)
Less: expense offset	(5,359)
Net Expenses	563,399
Net Investment Income	$1,456,197

See Notes to Financial Statements

Morgan Stanley California Tax-Free Daily Income Trust

Financial Statements continued

Statement of Changes in Net Assets

	FOR THE SIX MONTHS ENDED JUNE 30, 2005	FOR THE YEAR ENDED DECEMBER 31, 2004
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$1,456,197	$1,219,055
Dividends to shareholders from net investment income	(1,456,066)	(1,219,176)
Net decrease from transactions in shares of beneficial interest	(13,770,066)	(53,926,597)
Net Decrease	(13,769,935)	(53,926,718)
Net Assets:
Beginning of period	195,569,191	249,495,909
End of Period (Including accumulated undistributed net investment income of $1,994 and $1,863, respectively)	$181,799,256	$195,569,191

See Notes to Financial Statements

Morgan Stanley California Tax-Free Daily Income Trust

Notes to Financial Statements June 30, 2005 (unaudited)

1.   Organization and Accounting Policies

Morgan Stanley California Tax-Free Daily Income Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of daily income which is exempt from federal and California income tax, consistent with stability of principal and liquidity. The Fund was organized as a Massachusetts business trust on April 25, 1988 and commenced operations on July 22, 1988.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — Portfolio securities are valued at amortized cost, which approximates market value.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C.   Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D.   Dividends and Distributions to Shareholders — The Fund records dividends and distributions to shareholders as of the close of each business day.

E.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Adviser"), the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined as of the close of each business day: 0.45% to the portion of the daily net assets not exceeding $500 million; 0.375% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.325% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.30% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.275% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.25% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.225% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.20% to the portion of the daily net assets exceeding $3 billion.

Morgan Stanley California Tax-Free Daily Income Trust

Notes to Financial Statements June 30, 2005 (unaudited) continued

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.05% to the Fund's daily net assets.

The Investment Adviser has agreed to assume all operating expenses and to waive the compensation provided for its Investment Advisory Agreement to the extent that such expenses and compensation on an annualized basis exceed 0.60% of the daily net assets of the Fund.

3.   Plan of Distribution

Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator, is the distributor of the Fund's shares and in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection with the promotion of sales of Fund shares.

Reimbursements for these expenses are made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the six months ended June 30, 2005, the distribution fee was accrued at the annual rate of 0.10%.

4.   Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales/maturities of portfolio securities for the six months ended June 30, 2005, aggregated $214,071,887 and $225,211,000, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent. At June 30, 2005, the Fund had transfer agent fees and expenses payable of approximately $2,100.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. Aggregate pension costs for the six months ended June 30, 2005, included in Trustees' fees and expenses in the Statement of Operations amounted to $3,658. At June 30, 2005, the Fund had an accrued pension liability of $61,077 which is included in accrued expenses in the Statement of Assets and Liabilities. On December 2, 2003, the Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of

Morgan Stanley California Tax-Free Daily Income Trust

Notes to Financial Statements June 30, 2005 (unaudited) continued

Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5.   Shares of Beneficial Interest

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	FOR THE SIX MONTHS ENDED JUNE 30, 2005	FOR THE YEAR ENDED DECEMBER 31, 2004
	(unaudited)
Shares sold	147,436,034	378,819,047
Shares issued in reinvestment of dividends	1,456,066	1,219,176
	148,892,100	380,038,223
Shares redeemed	(162,662,166)	(433,964,820)
Net decrease in shares outstanding	(13,770,066)	(53,926,597)

6.   Expense Offset

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

7.   Legal Matters

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. On March 10, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors. While the Fund and Adviser believe that each has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

Morgan Stanley California Tax-Free Daily Income Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX MONTHS ENDED JUNE 30, 2005		FOR THE YEAR ENDED DECEMBER 31,
			2004		2003		2002	2001	2000
	(unaudited	)
Selected Per Share Data:
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Net income from investment operations	0.008		0.006		0.003		0.007	0.017	0.028
Less dividends from net investment income	(0.008)		(0.006)		(0.003)		(0.007)	(0.017)	(0.028)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total Return	0.78	% (1)	0.58%		0.33%		0.71%	1.76%	2.86%
Ratios to Average Net Assets:
Expenses (before expense offset)	0.61	% (2)(3)(4)	0.64	% (4)	0.70	% (3)	0.69%	0.69%	0.69%
Net investment income	1.55	% (2)(4)	0.55	% (4)	0.33%		0.70%	1.72%	2.81%
Supplemental Data:
Net assets, end of period, in thousands	$181,799		$195,569		$249,496		$275,271	$275,985	$272,990

(1)	Not annualized.
(2)	Annualized.
(3)	Does not reflect the effect of expense offset of 0.01%.
(4)	If the Investment Adviser had not waived a portion of its fee, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED:	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
June 30, 2005	0.73%	1.43%
December 31, 2004	0.72	0.47

See Notes to Financial Statements

(This page has been left blank intentionally.)

Trustees

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

Officers

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Joseph J. McAlinden
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Investment Adviser

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

© 2005 Morgan Stanley

38555RPT-RA05-00664P-Y06/05	MORGAN STANLEY FUNDS
Morgan Stanley California Tax-Free Daily Income Trust Semiannual Report June 30, 2005

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year
(the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                      2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley California Tax-Free Daily Income Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 23, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 23, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 23, 2005

                                      3

                                                                   EXHIBIT 12 B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley California
     Tax-Free Daily Income Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the
     Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)   designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

                                       4

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: August 23, 2005
                                                     /s/ Ronald E. Robison
                                                     Ronald E. Robison
                                                     Principal Executive Officer

                                       5

                                                                   EXHIBIT 12 B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley California
     Tax-Free Daily Income Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the
     Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)   designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                            6

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: August 23, 2005
                                                     /s/ Francis Smith
                                                     Francis Smith
                                                     Principal Financial  Officer

                                          7

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley California Tax-Free Daily Income Trust

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended June 30, 2005 that is accompanied by this certification, the undersigned hereby certifies that:

1.       The Report fully complies with the requirements of Section 13(a) or
         15(d) of the Securities Exchange Act of 1934; and

2.       The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: August 23, 2005                             /s/ Ronald E. Robison
                                                  ---------------------------
                                                  Ronald E. Robison
                                                  Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley California Tax-Free Daily Income Trust and will be retained by Morgan Stanley California Tax-Free Daily Income Trust and furnished to the Securities and Exchange Commission or its staff upon request.

                                          8

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley California Tax-Free Daily Income Trust

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended June 30, 2005 that is accompanied by this certification, the undersigned hereby certifies that:

1.       The Report fully complies with the requirements of Section 13(a) or
         15(d) of the Securities Exchange Act of 1934; and

2.       The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: August 23, 2005                              /s/ Francis Smith
                                                   ----------------------
                                                   Francis Smith
                                                   Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley California Tax-Free Daily Income Trust and will be retained by Morgan Stanley California Tax-Free Daily Income Trust and furnished to the Securities and Exchange Commission or its staff upon request.

                                     9